Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000146393 [Member] | Putnam Municipal Opportunities Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000146393 [Member] | NYLI MacKay DefinedTerm Municipal Opportunities Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000146393 [Member] | Western Asset Managed Municipals Fund Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000146393 [Member] | RiverNorth Flexible Municipal Income Fund II Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000146393 [Member] | BlackRock MuniYield New York Quality Fund Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000146393 [Member] | Eaton Vance Municipal Bond Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000146393 [Member] | BlackRock MuniHoldings California Quality Fund Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000146393 [Member] | BlackRock MuniYield Quality Fund III Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000146393 [Member] | BlackRock MuniYield Quality Fund Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000146393 [Member] | BlackRock MuniHoldings Fund Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000146393 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000146393 [Member] | Closed End Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	87.30%
C000146393 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000146393 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000146392 [Member] | Putnam Municipal Opportunities Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000146392 [Member] | NYLI MacKay DefinedTerm Municipal Opportunities Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000146392 [Member] | Western Asset Managed Municipals Fund Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000146392 [Member] | RiverNorth Flexible Municipal Income Fund II Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000146392 [Member] | BlackRock MuniYield New York Quality Fund Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000146392 [Member] | Eaton Vance Municipal Bond Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000146392 [Member] | BlackRock MuniHoldings California Quality Fund Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000146392 [Member] | BlackRock MuniYield Quality Fund III Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000146392 [Member] | BlackRock MuniYield Quality Fund Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000146392 [Member] | BlackRock MuniHoldings Fund Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000146392 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000146392 [Member] | Closed End Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	87.30%
C000146392 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000146392 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000146391 [Member] | Putnam Municipal Opportunities Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000146391 [Member] | NYLI MacKay DefinedTerm Municipal Opportunities Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000146391 [Member] | Western Asset Managed Municipals Fund Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000146391 [Member] | RiverNorth Flexible Municipal Income Fund II Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000146391 [Member] | BlackRock MuniYield New York Quality Fund Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000146391 [Member] | Eaton Vance Municipal Bond Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000146391 [Member] | BlackRock MuniHoldings California Quality Fund Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000146391 [Member] | BlackRock MuniYield Quality Fund III Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000146391 [Member] | BlackRock MuniYield Quality Fund Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000146391 [Member] | BlackRock MuniHoldings Fund Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000146391 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000146391 [Member] | Closed End Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	87.30%
C000146391 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000146391 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000164392 [Member] | Flaherty And Crumrine Preferred And Income Fund Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000164392 [Member] | FS Credit Opportunities Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000164392 [Member] | FS Specialty Lending Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000164392 [Member] | DoubleLine Yield Opportunities Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000164392 [Member] | Western Asset Global High Income Fund Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000164392 [Member] | KKR Income Opportunities Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000164392 [Member] | Western Asset High Income Fund II Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000164392 [Member] | BlackRock Multi Sector Income Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000164392 [Member] | Western Asset Inflation Linked Opportunities And Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000164392 [Member] | Western Asset Mortgage Opportunity Fund Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000164392 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000164392 [Member] | Closed End Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	90.90%
C000164392 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000164392 [Member] | Rights [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000164392 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000164392 [Member] | Warrant [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000164392 [Member] | Unit Trust Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000164393 [Member] | Flaherty And Crumrine Preferred And Income Fund Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000164393 [Member] | FS Credit Opportunities Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000164393 [Member] | FS Specialty Lending Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000164393 [Member] | DoubleLine Yield Opportunities Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000164393 [Member] | Western Asset Global High Income Fund Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000164393 [Member] | KKR Income Opportunities Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000164393 [Member] | Western Asset High Income Fund II Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000164393 [Member] | BlackRock Multi Sector Income Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000164393 [Member] | Western Asset Inflation Linked Opportunities And Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000164393 [Member] | Western Asset Mortgage Opportunity Fund Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000164393 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000164393 [Member] | Closed End Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	90.90%
C000164393 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000164393 [Member] | Rights [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000164393 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000164393 [Member] | Warrant [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000164393 [Member] | Unit Trust Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000164394 [Member] | Flaherty And Crumrine Preferred And Income Fund Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000164394 [Member] | FS Credit Opportunities Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000164394 [Member] | FS Specialty Lending Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000164394 [Member] | DoubleLine Yield Opportunities Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000164394 [Member] | Western Asset Global High Income Fund Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000164394 [Member] | KKR Income Opportunities Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000164394 [Member] | Western Asset High Income Fund II Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000164394 [Member] | BlackRock Multi Sector Income Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000164394 [Member] | Western Asset Inflation Linked Opportunities And Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000164394 [Member] | Western Asset Mortgage Opportunity Fund Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000164394 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000164394 [Member] | Closed End Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	90.90%
C000164394 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000164394 [Member] | Rights [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000164394 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000164394 [Member] | Warrant [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000164394 [Member] | Unit Trust Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%